RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prior Period Adjustment [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15. RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Restatement Background

On October 21, 2024, the Board of Directors and management, upon the recommendation of the Audit Committee of the Board of Directors, concluded that the Company’s previously issued financial statements as of and for the year ended December 31, 2023, the comparative period therein as of and for the year ended December 31, 2022 and unaudited condensed consolidated financial statements as of and for each of the interim quarterly periods ended March 31, 2023, June 30, 2023, September 30, 2023, March 31, 2024, and June 30, 2024 should no longer be relied upon due to errors that are described below and that such financial statements should be restated. The Company evaluated the materiality of these errors both qualitatively and quantitatively in accordance with Staff Accounting Bulletin (“SAB”) No. 99, Materiality and SAB No. 108, Considering the Effects of Prior Year Misstatements in Current Year Financial Statements, and determined the effect of these corrections was material to each period discussed above. As a result, the Company has restated previously issued financial statements in accordance with ASC 250, Accounting Changes and Error Corrections, as reflected in Amendment No. 4 to the Annual Report on Form 10-K for the year ended December 31, 2023 filed on November 8, 2024 (the “Amended 10-K”), Amendment No. 1 to the Quarterly Report on Form 10-Q for the three months ended March 31, 2024 filed on November 14, 2024, and Amendment No. 1 to the Quarterly Report on Form 10-Q for the three months ended June 30, 2024 filed on November 14, 2024.

We have determined that these errors were the result of a material weakness in internal control over financial reporting that is reported in management’s report on internal control over financial reporting as of December 31, 2023 in Part II, Item9A, “Controls and Procedures” of the Amended 10-K and Item 4 of this report.

The Company has not filed, and does not intend to file, amendments to the previously filed Quarterly Reports on Form 10-Q for the quarters ended March 31, June 30, and September, 2023, but instead has restated its unaudited interim condensed consolidated financial statements in the Amended 10-K filed November 8, 2024.

The restatements of the Company's previously issued financial statements include the (i) reclassification of convertible preferred stock that is redeemable at a future point in time from permanent equity to mezzanine equity and (ii) increase in the carrying value of such preferred stock to reflect the redemption value of the outstanding preferred stock. Additionally, the impact of the loss recorded during the year ended December 31, 2022 related to the accounting for the Legacy Nuburu Convertible Notes (as described in Note 8) at fair value is reflected as an adjustment to accumulated deficit for the restated periods.

The restatement had no impact on total net cash flows from operating, investing or financing activities.

NOTE 14. RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Restatement Background

On October 21, 2024, the Board of Directors and management, upon the recommendation of the Audit Committee of the Board of Directors concluded that the Company’s previously issued financial statements as of and for the year ended December 31, 2023, the comparative period therein as of and for the year ended December 31, 2022 and unaudited condensed consolidated financial statements as of and for each of the interim quarterly periods ended March 31, 2023, June 30, 2023 and September 30, 2023 should no longer be relied upon due to misstatements that are described below and that we would restate such financial statements to make the necessary accounting corrections. The Company evaluated the materiality of these errors both qualitatively and quantitatively in accordance with Staff Accounting Bulletin (“SAB”) No. 99, Materiality and SAB No. 108, Considering the Effects of Prior Year Misstatements in Current Year Financial Statements, and determined the effect of these corrections were material to each period discussed above. As a result of the material misstatements, we have restated our previously issued financial statements for the periods referenced above, in accordance with ASC 250, Accounting Changes and Error Corrections.

We have determined that these errors were the result of a material weakness in internal control over financial reporting that is reported in management’s report on internal control over financial reporting as of December 31, 2023 in Part II, Item 9A, “Controls and Procedures” of this Amendment No. 4 on Form 10-K/A.

The Company has not filed, and does not intend to file, amendments to the previously filed Quarterly Reports on Form 10-Q for the quarters ended March 31, 2023, June 30, 2023 and September 30, 2023, but instead is restating its unaudited interim condensed consolidated financial statements in this Amendment No. 4 on Form 10-K/A.

The restatements for the Company's previously issued financial statements as of and for the year ended December 31, 2023, the comparative period herein as of and for the year ended December 31, 2022 and for each of the quarterly periods ended March 31, 2023, June 30, 2023 and September 30, 2023, include the following:

(i)
as of and for the year ended December 31, 2022 (i.e. the comparative period included herein) to (i) account for the Legacy Nuburu Convertible Notes at fair value resulting in the recording of a loss related to the change in the fair value of, and corresponding increase to, the carrying value of these convertible notes, and (ii) (a) reclassify the Company's convertible preferred stock that is redeemable at a future point in time from permanent equity to mezzanine equity and (b) increase the carrying value of such preferred stock to reflect the redemption value of the outstanding preferred stock.
(ii)
as of and for the year ended December 31, 2023, including the interim periods therein as of March 31, 2023, June 30, 2023 and September 30, 2023, to (i) reclassify convertible preferred stock that is redeemable at a future point in time from permanent equity to mezzanine equity, and (ii) increase the carrying value of such preferred stock to reflect the redemption value of the outstanding preferred stock. Additionally, the impact of the recording of the loss related to the change in the fair value of the Legacy Nuburu Convertible Notes for the year ended December 31, 2022 described above will be reflected as an adjustment to accumulated deficit and additional paid-in capital for these periods.

The consolidated statements of cash flows have been excluded from the financial statements presented below as they were only impacted by adjustments to net loss and change in fair value of warrant liabilities which are presented below in the consolidated statements of operations and comprehensive loss. The restatement had no impact on total net cash flows from operating, investing or financing activities.

Consolidated Balance Sheet

	As of December 31, 2022
	Originally Reported	Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Current portion of convertible notes payable	$7,300,000	$15,388,097	$22,688,097
Total current liabilities	$14,590,504	$15,388,097	$29,978,601
Total liabilities	$14,964,411	$15,388,097	$30,352,508

Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 23,237,703 shares issued and outstanding at December 31, 2022	$-	$4,040	$4,040

Stockholders’ Deficit
Accumulated deficit	$(61,192,308)	$(15,388,097)	$(76,580,405)
Total Stockholders’ Deficit	$(1,842,239)	$(15,392,137)	$(17,234,376)

Consolidated Statement of Operations and Comprehensive Loss

	Year Ended December 31, 2022
	Originally Reported	Restatement Adjustment	As Restated
Change in fair value of convertible notes payable	$-	$(15,388,097)	$(15,388,097)
Loss before provision for income taxes	$(14,129,101)	$(15,388,097)	$(29,517,198)
Net loss and comprehensive loss	$(14,129,101)	$(15,388,097)	$(29,517,198)
Net loss per common share, basic and diluted	$(2.59)	$(2.82)	$(5.41)

	As of March 31, 2023 (Unaudited)
	Originally Reported	Restatement Adjustment	As Adjusted
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 3,038,905 shares issued and outstanding at March 31, 2023	$304	$30,388,746	$30,389,050

Stockholders’ Deficit
Additional paid-in capital	$66,791,282	$(15,000,649)	$51,790,633
Accumulated deficit	$(65,959,825)	$(15,388,097)	$(81,347,922)
Total Stockholders’ Deficit	$835,120	$(30,389,050)	$(29,553,930)

	As of June 30, 2023 (Unaudited)
	Originally Reported	Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 3,038,905 shares issued and outstanding at June 30, 2023	$304	$30,388,746	$30,389,050

Stockholders’ Deficit
Additional paid-in capital	$72,049,746	$(15,000,649)	$57,049,097
Accumulated deficit	$(72,066,537)	$(15,388,097)	$(87,454,634)
Total Stockholders’ Deficit	$(16,399)	$(30,389,050)	$(30,405,449)

	As of September 30, 2023 (Unaudited)
	Originally Reported	Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 3,038,905 shares issued and outstanding at September 30, 2023	$304	$30,388,746	$30,389,050

Stockholders’ Deficit
Additional paid-in capital	$72,653,179	$(15,000,649)	$57,652,530
Accumulated deficit	$(77,151,838)	$(15,388,097)	$(92,539,935)
Total Stockholders’ Deficit	$(4,498,267)	$(30,389,050)	$(34,887,317)

Consolidated Balance Sheet

	As of December 31, 2023
	Originally Reported	Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 2,388,905 shares issued and outstanding at December 31, 2023	$239	$23,888,811	$23,889,050

Stockholders’ Deficit
Additional paid-in capital	$73,241,955	$(8,500,714)	$64,741,241
Accumulated deficit	$(81,898,692)	$(15,388,097)	$(97,286,789)
Total Stockholders’ Deficit	$(8,652,809)	$(23,889,050)	$(32,541,859)